RECEIVABLES	12 Months Ended
Dec. 31, 2022
RECEIVABLES
RECEIVABLES
5.	RECEIVABLES

Receivables are comprised of the following:

	December 31, 2022	December 31, 2021
Mineral Exploration Tax Credit (“METC”)	$3,001	$3,793
Goods and services tax	2,090	3,405
PST Rebate	556	—
Other (Note 12)	35	56
Total	$5,682	$7,254

5.	RECEIVABLES (continued)

During the year ended December 31, 2022, the Company applied for BC Provincial Sales Tax (“PST”) Rebate on Select Machinery and Equipment (“PST Rebate”) for $563,000, a temporary program that allowed corporations to receive a refund of the PST paid between September 17, 2020 and March 31, 2022 to help corporations recover from the financial impacts of COVID-19. Accordingly, the Company recognized the PST Rebate as a reduction in capital assets of $137,000 (Note 11) and expenses of $426,000. During the year ended December 31, 2022, the Company received $7,000 of the PST Rebate.